Note 36 Other operating income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 135	€ 168
Other operating income	161	172
Miscellaneous other operating income	€ 297	€ 340